Pledged assets and contingent liabilities (Details) - SEK (kr) kr in Millions	Jun. 30, 2020	Dec. 31, 2019
Collateral provided
Cash collateral under the security agreements for derivative contracts	kr 20,524	kr 16,891
Contingent liabilities
Guarantee commitments	3,956	4,393
Commitments
Committed undisbursed loans	60,116	52,150
Binding offers	kr 6,287	kr 2,800